18. INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 6,672.6	R$ 5,010.9
Additions	(247.8)	(130.9)
Disposals	(1.4)	(2.2)
Business combination	632.3	2,560.4
Transfers	146.3	56.2
Exchange rate variation	(4.4)	(821.8)
Ending balance	7,197.6	6,672.6
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,121.6	5,340.4
Additions	52.1	62.7
Disposals	(178.9)	(50.1)
Business combination	632.1	2,564.2
Transfers	146.3	59.0
Exchange rate variation	3.7	(854.6)
Ending balance	7,776.9	7,121.6
Cost [Member] | Al Khan Foodstuff LLC ("AKF") [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	129.5
Additions
Disposals
Business combination	(2.1)	136.5
Transfers		11.0
Exchange rate variation	4.1	(18.0)
Ending balance	131.5	129.5
Cost [Member] | Alimentos Calchaqui Productos 7 S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	342.0
Additions
Disposals
Business combination	(152.3)	397.8
Transfers
Exchange rate variation	(31.8)	(55.8)
Ending balance	157.9	342.0
Cost [Member] | Avex S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	49.4	49.4
Additions
Disposals
Business combination
Transfers
Exchange rate variation
Ending balance	49.4	49.4
Cost [Member] | Avex [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	18.8	27.6
Additions
Disposals
Business combination
Transfers
Exchange rate variation	(2.7)	(8.8)
Ending balance	16.1	18.8
Cost [Member] | BRF Al Yasra Food K.S.C.C. ("BRF AFC") [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	162.7	162.7
Additions
Disposals
Business combination	(33.4)
Transfers
Exchange rate variation	2.6	(33.4)
Ending balance	131.9	162.7
Cost [Member] | BRF Holland B.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	22.5	27.8
Additions
Disposals
Business combination
Transfers
Exchange rate variation	3.5	(5.3)
Ending balance	26.0	22.5
Cost [Member] | BRF Invicta Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	119.0	170.7
Additions
Disposals
Business combination
Transfers
Exchange rate variation	12.9	(51.7)
Ending balance	131.9	119.0
Cost [Member] | Danica [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4.8	7.0
Additions
Disposals
Business combination
Transfers
Exchange rate variation	(0.7)	(2.2)
Ending balance	4.1	4.8
Cost [Member] | Eclipse Holding Cooperatief U.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	209.9
Additions
Disposals
Business combination	(202.1)	230.5
Transfers		0.3
Exchange rate variation	(6.4)	(20.9)
Ending balance	1.4	209.9
Cost [Member] | Eleva Alimentos [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	808.1	808.1
Additions
Disposals
Business combination
Transfers
Exchange rate variation
Ending balance	808.1	808.1
Cost [Member] | Federal Foods LLC [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	70.5	84.4
Additions
Disposals
Business combination	(7.3)
Transfers
Exchange rate variation	0.7	(13.9)
Ending balance	63.9	70.5
Cost [Member] | Federal Foods Qatar [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	308.4
Additions
Disposals
Business combination		564.2
Transfers		(182.9)
Exchange rate variation	4.8	(72.9)
Ending balance	313.2	308.4
Cost [Member] | Golden Foods Sales Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	684.5
Additions
Disposals
Business combination		1,079.4
Transfers		(199.1)
Exchange rate variation	87.1	(195.8)
Ending balance	771.6	684.5
Cost [Member] | GQFE Golden Quality Foods Europe [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2.4
Additions
Disposals
Business combination		3.1
Transfers
Exchange rate variation	0.4	(0.7)
Ending balance	2.8	2.4
Cost [Member] | Incubatorio Paraiso [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.7	0.7
Additions
Disposals
Business combination
Transfers
Exchange rate variation
Ending balance	0.7	0.7
Cost [Member] | Invicta Food Group [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.6	0.9
Additions
Disposals
Business combination
Transfers
Exchange rate variation	0.1	(0.3)
Ending balance	0.7	0.6
Cost [Member] | Paraiso Agroindustrial [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	16.8	16.8
Additions
Disposals
Business combination
Transfers
Exchange rate variation
Ending balance	16.8	16.8
Cost [Member] | Perdigao Mato Grosso [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7.6	7.6
Additions
Disposals
Business combination
Transfers
Exchange rate variation
Ending balance	7.6	7.6
Cost [Member] | Quickfood S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	113.8	167.0
Additions
Disposals
Business combination
Transfers
Exchange rate variation	(16.7)	(53.2)
Ending balance	97.1	113.8
Cost [Member] | Sadia [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,214.0	1,214.0
Additions
Disposals
Business combination
Transfers
Exchange rate variation
Ending balance	1,214.0	1,214.0
Cost [Member] | Universal Meats Ltd. [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	57.6
Additions
Disposals
Business combination	(10.2)	146.4
Transfers		(61.4)
Exchange rate variation	4.6	(27.4)
Ending balance	52.0	57.6
Cost [Member] | Banvit Bandirma Vitaminli [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance
Additions
Disposals
Business combination	203.8
Transfers
Exchange rate variation	(10.0)
Ending balance	193.8
Cost [Member] | Non-Compete Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	51.0	15.6
Additions	11.5	18.6
Disposals		(0.3)
Business combination	0.5
Transfers		27.4
Exchange rate variation	(1.0)	(10.3)
Ending balance	62.0	51.0
Cost [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,343.5	2,778.1
Additions
Disposals
Business combination	(203.7)	2,557.9
Transfers		(432.1)
Exchange rate variation	52.4	(560.4)
Ending balance	4,192.2	4,343.5
Cost [Member] | Import Quotas [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	58.2	62.3
Additions
Disposals
Business combination	42.2
Transfers		17.5
Exchange rate variation	11.4	(21.6)
Ending balance	111.8	58.2
Cost [Member] | Outgrowers Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14.7	14.2
Additions	0.3	0.5
Disposals
Business combination
Transfers
Exchange rate variation
Ending balance	15.0	14.7
Cost [Member] | Trademarks [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,313.2	1,372.0
Additions
Disposals
Business combination	386.9
Transfers		5.9
Exchange rate variation	(50.2)	(64.7)
Ending balance	1,649.9	1,313.2
Cost [Member] | Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6.9	4.8
Additions		2.4
Disposals
Business combination		0.6
Transfers
Exchange rate variation	(0.1)	(0.9)
Ending balance	6.8	6.9
Cost [Member] | Customer Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	815.2	620.8
Additions
Disposals
Business combination	403.5
Transfers	10.6	370.6
Exchange rate variation	(8.5)	(176.2)
Ending balance	1,220.8	815.2
Cost [Member] | Supplier Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14.6	9.7
Additions
Disposals	(2.0)	(6.5)
Business combination
Transfers	(10.6)	16.2
Exchange rate variation	0.1	(4.8)
Ending balance	2.1	14.6
Cost [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	504.3	462.9
Additions	40.3	41.2
Disposals	(176.9)	(43.3)
Business combination	2.7	5.7
Transfers	146.3	53.5
Exchange rate variation	(0.4)	(15.7)
Ending balance	516.3	504.3
Amortization/Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(449.0)	(329.5)
Additions	(299.9)	(193.6)
Disposals	177.5	47.9
Business combination	0.2	(3.8)
Transfers		(2.8)
Exchange rate variation	(8.1)	32.8
Ending balance	R$ (579.3)	R$ (449.0)
Amortization/Depreciation [Member] | Non-Compete Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	27.59%	30.07%
Beginning balance	R$ (7.6)	R$ (0.7)
Additions	(16.1)	(7.8)
Disposals		0.3
Business combination
Transfers
Exchange rate variation	0.3	0.6
Ending balance	R$ (23.4)	R$ (7.6)
Amortization/Depreciation [Member] | Import Quotas [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	73.63%	50.00%
Beginning balance	R$ (21.7)
Additions	(63.5)	(25.6)
Disposals
Business combination
Transfers
Exchange rate variation	(7.9)	3.9
Ending balance	R$ (93.1)	R$ (21.7)
Amortization/Depreciation [Member] | Outgrowers Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	13.15%	12.50%
Beginning balance	R$ (7.7)	R$ (5.8)
Additions	(1.9)	(1.9)
Disposals
Business combination
Transfers
Exchange rate variation
Ending balance	R$ (9.6)	R$ (7.7)
Amortization/Depreciation [Member] | Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	27.42%	24.07%
Beginning balance	R$ (3.9)	R$ (3.0)
Additions	(1.1)	(1.1)
Disposals
Business combination		(0.6)
Transfers
Exchange rate variation	0.1	0.8
Ending balance	R$ (4.9)	R$ (3.9)
Amortization/Depreciation [Member] | Customer Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	7.59%	7.71%
Beginning balance	R$ (81.3)	R$ (49.8)
Additions	(72.2)	(47.3)
Disposals
Business combination	0.2
Transfers		(2.7)
Exchange rate variation	(1.2)	18.5
Ending balance	R$ (154.5)	R$ (81.3)
Amortization/Depreciation [Member] | Supplier Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	5.00%	42.00%
Beginning balance	R$ (2.0)	R$ (9.7)
Additions	(0.1)
Disposals	2.0	6.5
Business combination
Transfers
Exchange rate variation		1.2
Ending balance	R$ (0.1)	R$ (2.0)
Amortization/Depreciation [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	19.93%	20.00%
Beginning balance	R$ (324.8)	R$ (260.5)
Additions	(145.0)	(109.9)
Disposals	175.5	41.1
Business combination		(3.2)
Transfers		(0.1)
Exchange rate variation	0.6	7.8
Ending balance	R$ (293.7)	R$ (324.8)